Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP014 [Member]
Fair Value Measurements [Line Items]
Schedule of Financial Assets of the Plan

The following tables set forth the financial assets of the Plan by level within the fair value hierarchy, as of December 31, 2025 and 2024:

		Fair Value Measurements at
		December 31, 2025
Asset Category	Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

PVH Corp. common stock(1)	$63,649	$63,649	$-	$-
Mutual funds(2)	1,213,287	1,213,287	-	-
Common collective trust funds(3)	83,984	-	83,984	-
Total investments in the fair value hierarchy	1,360,920	$1,276,936	$83,984	$-
Galliard stable value fund at NAV(4)	145,202
Total investments at fair value	$1,506,122

		Fair Value Measurements at
		December 31, 2024
Asset Category	Total	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

PVH Corp. common stock(1)	$94,209	$94,209	$-	$-
Mutual funds(2)	936,536	936,536	-	-
Common collective trust funds(3)	66,965	-	66,965	-
Total investments in the fair value hierarchy	1,097,710	$1,030,745	$66,965	$-
Galliard stable value fund at NAV(4)	135,270
Total investments at fair value	$1,232,980

(1)	Valued at the closing price of PVH Corp. common stock as determined by the closing price in the active market in which the securities are traded.

(2)	Valued at the net asset value (“NAV”) of the fund, as determined by the closing price in the active market in which the individual fund is traded.
(3)	Valued at the NAV of the fund as determined and published daily by the fund family. Fund is redeemable on a daily basis at the NAV without restriction.

(4)	Valued at the NAV of units of the Galliard Stable Return Fund E (“Fund E”), a collective trust fund which invests all of its assets in Galliard Stable Return Fund Core. Galliard Stable Return Fund Core invests in fully benefits-responsive investment contracts. The net asset value of Fund E is used as a practical expedient to estimate its fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value. Participant transactions (purchases and sales) may occur daily unless payments are being delayed to all fund unit holders. If the Plan initiates a full redemption of the collective trust fund, the issuer reserves the right to require 12 months’ notification in order to ensure that securities’ liquidations will be carried out in an orderly business manner.